Basic of accounting - Additonal Information (Detail)	Dec. 31, 2019	May 30, 2016	Feb. 24, 2016
Basic Of Accounting [Line Items]
Percentage of interest acquired	100.00%	100.00%
Headhunter FSU Limited [Member]
Basic Of Accounting [Line Items]
Percentage of interest acquired			100.00%